Restructuring Charges (Tables)	9 Months Ended
Sep. 30, 2012
Activity In Accrued Restructuring Balance, Included Within Accrued Compensation

The activity in the accrued restructuring balance, included within accrued compensation on the balance sheet, was as follows for the year ended December 31, 2011 and the nine-month period ended September 30, 2012:

(in thousands)	Amount
Beginning at December 31, 2010	$—
Additions based on charges during the year	1,096
Deductions based on payments during the year	(641)

Balance at December 31, 2011	455
Deductions based on payments during the period (unaudited)	(455)

Balance at September 30, 2012 (unaudited)	$—